CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Operating Activities
Net income		$ 8,693	$ 11,883	$ (51,648)	$ 7,026
Adjustments to reconcile net income (loss) to net cash and cash equivalents provided by (used in) operating activities:
Depreciation expense		55,825	58,085	41,831	78,035
Amortization expense		41,665	39,900	34,036	58,121
Amortization of deferred financing fees		3,102	3,350	(478)	(871)
Debt extinguishment charges		3,931			1,019
Deferred income taxes		(4,496)	(5,407)	(24,648)	(9,477)
Stock compensation		26,044	981	1,063	5,159
Equity in earnings of unconsolidated subsidiary				(225)	(39)
Dividends received from unconsolidated subsidiary				407	12
Unrealized foreign currency (gain) loss		2,818	(2,865)	(381)	(11,355)
Loss on extinguishment of debt					1,019
Impairment on investments				1,006
Other		1,837	420	2,263	4,104
Change in assets and liabilities:
Accounts receivable		(11,887)	(12,962)	9,427	13,615
Inventories		5,231	13,336	7,509	3,021
Prepaid expenses and other current assets		355	(4,136)	2,390	1,137
Other assets		(7,201)	4,813	(2,446)	(10,246)
Accounts payable		(13,495)	(39,495)	21,110	(17,775)
Payroll and benefits		(13,110)	(2,111)	(8,003)	3,530
Other current liabilities		(10,010)	6,996	(16,556)	(4,239)
Income taxes payable		2,205	6,941	(2,248)	2,653
Other long-term liabilities		(2,590)	(14,508)	5,043	(15,684)
Net cash and cash equivalents provided by (used in) operating activities		88,917	65,221	19,930	108,617
Investing Activities
Additions to property, plant and equipment		(36,719)	(37,678)	(39,888)	(59,535)
Additions to intangible assets		(265)	(176)	(209)	(207)
Proceeds from sale of assets		2,616	5,962	2,226	6,907
Acquisitions of businesses, net of cash acquired		(10,685)	(137,783)	(116,337)	(137,269)
Net cash and cash equivalents used in investing activities		(45,053)	(169,675)	(154,208)	(190,104)
Financing Activities
Issuance of preferred and common stock				585
Proceeds from initial public offering		186,424
Payments of offering costs		(7,024)
Proceeds from issuance of long-term debt			136,845	172,137	133,650
Proceeds from short-term borrowings		44,502	148,849	66,369	171,456
Payments on short-term borrowings		(43,755)	(151,394)	(80,494)	(174,442)
Payments on long-term debt		(235,627)	(12,592)	(6,555)	(15,816)
Debt issuance costs			(4,959)	(6,974)	(5,020)
Net cash and cash equivalents (used in) provided by financing activities		(55,480)	116,749	145,068	109,828
Effect of exchange rate changes on cash and cash equivalents		2,492	(673)	97	(199)
(Decrease) increase in cash and cash equivalents		(9,124)	11,622	10,887	28,142
Cash and cash equivalents-beginning		55,675	27,533	16,646	27,533
Cash and cash equivalents-ending	$ 16,646	$ 46,551	$ 39,155	27,533	$ 55,675
Predecessor
Operating Activities
Net income	(23,685)					$ 9,333
Adjustments to reconcile net income (loss) to net cash and cash equivalents provided by (used in) operating activities:
Depreciation expense	2,824					27,457
Amortization expense	1,233					12,109
Amortization of deferred financing fees	(279)					(1,906)
Debt extinguishment charges	14,042					4,140
Deferred income taxes	(15,377)					3,983
Stock compensation	109					2,317
Equity in earnings of unconsolidated subsidiary	(23)					(599)
Dividends received from unconsolidated subsidiary	225					381
Interest on mandatorily redeemable preferred stock						290
Gain on return of Series C preferred shares						(3,159)
Shareholder note forgiveness	2,783
Loss on extinguishment of debt	11,642					4,140
Gain on settlement of pension liability	(676)
Impairment on investments						2,112
Other	1,806					(1,313)
Change in assets and liabilities:
Accounts receivable	(12,810)					(992)
Inventories	(1,985)					5,491
Prepaid expenses and other current assets	516					(365)
Other assets	(129)					55
Accounts payable	8,534					(2,162)
Payroll and benefits	1,749					(1,996)
Other current liabilities	26,209					263
Income taxes payable	(217)					(1,772)
Other long-term liabilities	(3,692)
Net cash and cash equivalents provided by (used in) operating activities	(964)					55,573
Investing Activities
Additions to property, plant and equipment	(2,741)					(22,433)
Additions to intangible assets	(21)					(118)
Proceeds from sale of assets						1,137
Net cash and cash equivalents used in investing activities	(2,762)					(21,414)
Financing Activities
Issuance of preferred and common stock						121
Proceeds from issuance of long-term debt						372,582
Proceeds from short-term borrowings						18,288
Payments on short-term borrowings	(295)					(19,788)
Payments on long-term debt	(499)					(189,698)
Debt issuance costs						(13,260)
Common stock dividends						(14,162)
Preferred stock cash dividends paid / redemption of shares						(176,430)
Net cash and cash equivalents (used in) provided by financing activities	(794)					(22,347)
Effect of exchange rate changes on cash and cash equivalents	50					(3)
(Decrease) increase in cash and cash equivalents	(4,470)					11,809
Cash and cash equivalents-beginning	27,123			$ 22,653		15,314
Cash and cash equivalents-ending	$ 22,653					$ 27,123